PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at December 31, 2017 and 2016 consisted of the following:

	December 31, 2017	December 31, 2016
	USD	USD
Buildings	41,669,081	34,131,032
Machinery and equipment	41,102,242	52,467,764
Furniture, fixtures, office equipment and vehicles	9,980,062	7,843,567
Total property, plant and equipment, gross	92,751,385	94,442,363
Accumulated depreciation	(33,862,836)	(39,315,011)
Total property, plant and equipment, net	58,888,549	55,127,352
Construction in progress	105,226,787	61,825,470
Prepayment for property, plant and equipment	2,697,413	15,139,101
Property, plant and equipment, net	166,812,749	132,091,923

As a result of the planned commencement of operation of the new facility, the Company disposed certain machinery and equipment in the old facility of Shandong Taibang and incurred a disposal loss of $3,228,845 for the year ended December 31, 2017. Loss on disposal of property, plant and equipment for the years ended December 31, 2016 and 2015 was 293,098 and 3,024,830, respectively.

Depreciation expense for the years ended December 31, 2017, 2016 and 2015 was $11,691,731, $11,962,983 and $8,179,376, respectively. No interest expenses were capitalized into construction in progress for the years ended December 31, 2017, 2016 and 2015.